Stock Award Plans	12 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Stock Award Plans	STOCK AWARD PLANS

The Company's stock based compensation plan ("2011 Incentive Plan") provides for grants of stock options and restricted stock. Shareholders authorized 5,000,000 shares of common stock to be reserved pursuant to the 2011 Incentive Plan and 2,856,502 shares remain available for issuance as of September 30, 2019.

When applicable, stock options are granted with an exercise price equal to the market price of the Company's stock at the date of grant; those option awards generally vest based on three to five years of continuous service and have 10-year contractual terms. The Company's policy is to issue new shares upon option exercises. The fair value of stock options granted is estimated on the date of grant using the Black-Scholes option-pricing model. Additionally, there may be other factors that would otherwise have a significant effect on the value of employee stock options granted but are not considered by the model. Expected volatility is based on the historical volatility of the Company's stock. The risk-free interest rate is based on the U.S. Treasury yield curve that is in effect at the time of grant with a remaining term equal to the options' expected life. The expected term represents the period of time that options granted are expected to be outstanding.

Stock Option Awards:

There were 356,343 stock options granted under the 2011 Incentive Plan during 2019 and no stock options granted in 2018 and 2017.

A summary of stock option activity and changes during the year are as follows.

Options	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (In thousands)
Outstanding at September 30, 2018	51,060	$15.25	2	$855
Granted	356,343	28.16
Exercised	(22,975)	12.99
Forfeited	(64,141)	27.96
Outstanding at September 30, 2019	320,287	$27.21	8	$3,136
Exercisable at at September 30, 2019	27,620	$17.17	1.4	$547

The table below presents other information regarding stock options.

Year ended September 30,	2019	2018	2017
	(In thousands, except grant date fair value per stock option)
Compensation cost for stock options	$521	$—	$—
Weighted average grant date fair value per stock option	5.21	3.15	3.06
Total intrinsic value of options exercised	414	908	2,605
Grant date fair value of options exercised	51	285	1,328
Cash received from option exercises	298	1,338	7,238

The following is a summary of activity related to unvested stock options.

Year ended September 30,	2019		2018		2017
Non-vested Stock Options	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value	Options Outstanding	Weighted Average Grant Date Fair Value
Outstanding at beginning of period	—	$—	—	$—	—	$—
Granted	356,343	5.33	—	—	—	—
Vested	—	—	—	—	—	—
Forfeited	(63,176)	5.33	—	—	—	—
Outstanding at end of period	293,167	$5.33	—	$—	—	$—

As of September 30, 2019, there was $1,042,000 of unrecognized compensation cost related to stock options.

Restricted Stock Awards:

The Company grants shares of restricted stock pursuant to the 2011 Incentive Plan. The restricted stock grants are subject to a service condition and vest over a period of one to seven years.

Certain grants of restricted stock to executive officers are also subject to additional market and performance conditions based upon meeting certain total shareholder return targets pre-established by the Board. The Company had a total of 435,838 shares of restricted stock outstanding as of September 30, 2019, with a total grant date fair value of $10,342,436.

The following table summarizes information about unvested restricted stock activity.

Year ended September 30,	2019		2018		2017
Non-vested Restricted Stock	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value	Outstanding	Weighted Average Fair Value
Outstanding at beginning of period	460,999	$22.52	466,681	$18.56	490,363	$16.00
Granted	249,272	21.41	205,100	$26.11	238,450	18.89
Vested	(159,103)	26.09	(198,620)	16.65	(116,878)	20.95
Forfeited	(115,330)	10.61	(12,162)	27.00	(145,254)	8.56
Outstanding at end of period	435,838	$23.73	460,999	$22.52	466,681	$18.56

Compensation expense related to restricted stock awards was $4,188,000, $4,259,000, and $3,659,000 for the years ended 2019, 2018 and 2017, respectively.